Notional Amounts of Outstanding Derivative Instruments and Credit Risk Amounts Associated with Outstanding or Unsettled Derivative Instruments (Detail) (USD $) In Millions, unless otherwise specified	Sep. 27, 2014	Sep. 28, 2013
Derivatives Designated as Hedging Instruments | Foreign exchange contracts
Derivative [Line Items]
Notional Amount	$ 42,945	$ 35,013
Credit Risk	1,333	159
Derivatives Designated as Hedging Instruments | Interest rate contracts
Derivative [Line Items]
Notional Amount	12,000	3,000
Credit Risk	89	44
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivative [Line Items]
Notional Amount	38,510	16,131
Credit Risk	$ 222	$ 25